Share Capital (Rio Tinto Placements) (Details) (USD $) In Thousands, except Share data, unless otherwise specified				12 Months Ended																		1 Months Ended						12 Months Ended	1 Months Ended
	Jan. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Rio Tinto Plc [Member]		Dec. 31, 2010 Rio Tinto Plc [Member]		Dec. 31, 2006 Private Placement - Tranche 1 [Member] Rio Tinto Plc [Member]		Dec. 31, 2008 Anti Dilution Shares [Member] Rio Tinto Plc [Member]		Dec. 31, 2009 Private Placement - Tranche 2 [Member] Rio Tinto Plc [Member]		Dec. 31, 2010 March 2010 Private Placement [Member] Rio Tinto Plc [Member]		Dec. 31, 2010 Exercise Of Series A Warrants [Member] Rio Tinto Plc [Member]		Dec. 31, 2010 Conversion Of Convertible Credit Facility [Member] Rio Tinto Plc [Member]		Dec. 31, 2010 Partial Exercise Of Series B Warrants [Member] Rio Tinto Plc [Member]		Feb. 28, 2011 Rights Offering [Member] Rio Tinto Plc [Member]		Jun. 30, 2011 Exercise Of Remaining Series B Warrants [Member] Rio Tinto Plc [Member]		Jun. 30, 2011 Exercise Of Anti Dilution Warrants [Member] Rio Tinto Plc [Member]		Dec. 31, 2010 Exercise Of Anti Dilution Warrants [Member] Rio Tinto Plc [Member]	Jun. 30, 2011 Exercise Of Series C Warrants [Member] Rio Tinto Plc [Member]		Aug. 31, 2011 Exercise Of Subscription Right [Member] Rio Tinto Plc [Member]		Jun. 30, 2011 Exercise Of Remaining Series B And C Warrants [Member] Rio Tinto Plc [Member]
Rio Tinto Placements [Line Items]
Period								2006		2008		2009		2010		2010		2010		2010		February 2011		June 2011	[1]	June 2011	[1]	2010	June 2011	[1]	August 2011	[2]
Number of Shares Acquired								37,089,883	[3]	243,772	[3]	46,304,473	[3]	15,000,000	[3]	46,026,522	[3]	40,083,206	[3]	33,783,784	[3]	34,387,776	[3]	14,070,182	[1],[3]	827,706	[1],[3]	720,203 [3]	40,224,365	[1],[3]	27,896,570	[2],[3]
Proceeds/ Transaction value								$ 303,395		$ 612		$ 388,031		$ 240,916		$ 393,066		$ 400,832		$ 300,000		$ 477,302		$ 119,737	[1]	$ 2,527	[1]	$ 2,229	$ 379,316	[1]	$ 535,908	[2]	$ 501,600
Number of Shares Acquired, beginning balance				336,658,442	[3]	219,251,843	[3]
Proceeds / Transaction Value, beginning balance				3,543,871		2,029,081
Number of Shares Acquired, ending balance				336,658,442	[3]	219,251,843	[3]
Proceeds / Transaction Value, ending balance				$ 3,543,871		$ 2,029,081
Company's largest shareholder's equity ownership percentage in the reporting entity	51.00%	48.90%	40.30%

[1]	(2) In June 2011, Ivanhoe Mines received $501.6 million from Rio Tinto following Rio Tinto's decision to exercise all remaining share-purchase warrants that it holds in Ivanhoe Mines. Rio Tinto exercised all the remaining Series B and Series C warrants that it was granted as part of the 2006 and 2007 financing agreements associated with Rio Tinto's original investment in Ivanhoe Mines. Rio Tinto previously had committed to convert all the warrants to shares by January 2012.
[2]	(3) In August 2011, Ivanhoe Mines received $535.9 million from Rio Tinto following Rio Tinto's decision to exercise the subscription right granted to Rio Tinto as part of the terms of the December 2010 Heads of Agreement between Rio Tinto and Ivanhoe Mines.
[3]	(1) Shares acquired excludes other purchases made by Rio Tinto from third parties. (2) In June 2011, Ivanhoe Mines received $501.6 million from Rio Tinto following Rio Tinto's decision to exercise all remaining share-purchase warrants that it holds in Ivanhoe Mines. Rio Tinto exercised all the remaining Series B and Series C warrants that it was granted as part of the 2006 and 2007 financing agreements associated with Rio Tinto's original investment in Ivanhoe Mines. Rio Tinto previously had committed to convert all the warrants to shares by January 2012.